Benefit Plans - Summary of Amounts Included in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Service costs	$ 4,358	$ 3,559	$ 2,452
Interest on defined benefit obligation	(7)	(13)	(39)
Pension expenses recognized in the consolidated statements of operations	4,351	3,546	2,413
Actuarial losses	(5,570)	(6,484)	(2,227)
Return on plan assets	456	4,731	(1,312)
Effect of limiting defined benefit asset	0	0	377
Losses recognized in the consolidated statements of other comprehensive income (loss)	$ (5,114)	$ (1,753)	$ (3,162)